Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 19. Commitments and Contingencies

Commitments

Capital Commitments

As of December 31, 2025, the Group had approximately $12.58 million in capital commitments.

Lease Commitments

The total future minimum lease payments for property management fees and short-term leases under non-cancellable operating leases with respect to the office as of December 31, 2025 were payable as follows:

Lease commitment
Within 1 year	$37,113
1-2 years	3,567
Total	$40,680

Except for the commitments described above, no other commitments that would have a material impact on the Group were identified through the date of issuance of these financial statements.

Contingencies

The Group may be involved in certain legal proceedings, claims, and other disputes arising from commercial operations, projects, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Group determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Group does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations, or liquidity.